Average Annual Total Returns (Crawford Dividend Growth Fund, Class I)	12 Months Ended
May 02, 2011
Return Before Taxes
Average Annual Total Returns
One Year	14.01%
Five Years	2.46%
Since Inception	2.93%
Inception Date	Jan. 05, 2004
Return After Taxes on Distributions
Average Annual Total Returns
One Year	13.09%
Five Years	1.75%
Since Inception	2.30%
Inception Date	Jan. 05, 2004
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
One Year	9.10%
Five Years	1.73%
Since Inception	2.18%
Inception Date	Jan. 05, 2004
S&P 500 Index
Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
One Year	15.09%
Five Years	2.29%
Since Inception	3.71%
Inception Date	Jan. 05, 2004
Russell 1000 Value Index
Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
One Year	15.51%
Five Years	1.28%
Since Inception	4.19%
Inception Date	Jan. 05, 2004